Related party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions
Related party transactions

28.  Related party transactions

The table below sets forth the major related parties and their relationships with the Group:

Major related parties	Relationship with the Group
Guangzhou Sunhongs Corp., Ltd. (“Guangzhou Sunhongs”)	Significant influence exercised by a principal shareholder of the Company
Xiaomi Corporation (“Xiaomi Group”)	Controlled by a principal shareholder of the Company

During the years ended December 31, 2023, 2024 and 2025, significant related party transactions are as follows:

	For the year ended December 31,
	2023	2024	2025
	US$	US$	US$

Bandwidth service provided by Guangzhou Sunhongs	1,382	1,614	777
Promotion expense charged from related parties	8,008	7,553	5,521
Others	1,308	1,083	1,013

As of December 31, 2024 and 2025, the amounts due from/to related parties are as follows:

	December 31,
	2024	2025
	US$	US$

Amounts due from related parties, current	467	106

Amounts due to related parties, current
Due to Xiaomi Group	1,193	1,462
Dividend Payable	—	22,622
Others	185	388

Total	1,378	24,472
*	Other receivables and payables from/to related parties are unsecured and payable on demand.